Note 7 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Preferred Stock [Text Block]
9.
     Stockholders’ Equity

Preferred Stock

Summary
-- We are authorized to issue up to
10,000,000
shares of our Preferred Stock,
$.01
par value, which
may
be issued in
one
or more series. The table below presents our issued and outstanding series of preferred stock as of
March 31, 2020
and
December 31, 2019.
Each series of our outstanding preferred stock has a stated value of
$1,000
per share. Further details concerning each series of preferred stock, and the changes in each series during the three
months ended
March 31, 2020
are discussed in the sections that follow the table.

	March 31, 2020		December 31, 2019
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series H Convertible Preferred Stock	-	-	1,686	1,156,338
Series I Convertible Preferred Stock	-	-	700	700,000
Series J Convertible Preferred Stock	300	300,000	-	-
Total	400	$376,095	2,486	$1,932,433

Series B Preferred Stock --
Our Series B Convertible Preferred Stock (“Series B Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series B Preferred Stock has no
voting rights and is
not
entitled to a dividend. As of
March 31, 2020,
there were
100
shares of Series B Preferred Stock outstanding, convertible at any time at the option of the holder into shares of common stock at a fixed conversion price of
$350,000
per common share. There were
no
transactions involving our Series B Preferred Stock during the three
months ended
March 31, 2020.

Series H Preferred Stock –
Our Series H Convertible Preferred Stock (“Series H Preferred Stock”) has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series H Preferred Stock has no
voting rights and is
not
entitled to a dividend. During the
three
months ended
March
31,
2020,
1,686
shares of Series H Preferred Stock were converted into
9,393,937
shares of our common stock. As of
March 31, 2020,
there are
no
shares of Series H Preferred Stock outstanding.

Series I Preferred Stock –
Our Series I Convertible Preferred Stock (“Series I Preferred Stock”) has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series I Preferred Stock has no
voting rights and is
not
entitled to a dividend. During the
three
months ended
March
31,
2020,
700
shares of Series H Preferred Stock were converted into
4,087,412
shares of our common stock. As of
March 31, 2020,
there are
no
shares of Series I Preferred Stock outstanding

Series
J
Preferred Stock
–
On
January 24, 2020,
we entered into a Securities Purchase Agreement with the purchasers identified therein providing for the issuance and sale to the Purchasers of an aggregate of
300
shares of our Series J Convertible Preferred Stock (“Series G Preferred Stock”) for gross proceeds of
$300,000.
Our Series J Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series J Preferred Stock has no
voting rights and is
not
entitled to a dividend. The Series J Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, at a conversion price equal to the lesser of (i)
$2.00
per share and (ii)
80%
of the volume weighted average price of the common stock during the ten
trading days immediately preceding the delivery of a notice of conversion. The Series J Preferred Stock contains price adjustment provisions, which may,
under certain circumstances reduce the conversion price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the then conversion price of the Series J Preferred Stock. During the three
months ended
March 31, 2020,
there were
no
conversions of Series J Preferred Stock and
300
shares are outstanding as of
March 31, 2020.

Common Stock

Reverse Stock Split –
Following approval by our shareholders at a meeting held on
January 3, 2020,
on
January 21, 2020,
we effected a
one
-for-
two thousand
reverse split of our common stock by the filing of an amendment to our certificate of incorporation with the State of Delaware.

As discussed under “Preferred Stock” above, during the
three
months ended
March 31, 2020,
we issued
13,481,349
shares of our common stock pursuant to conversions our Series H and Series I Preferred Stock.

During the
three
months ended
March 31, 2020,
we issued an aggregate of
10,417
shares of our common stock pursuant to a consulting agreement for which we recognized
$6,000
of stock-based compensation expense.

Stock Options

During the
three
months ended
March 31, 2020,
there were
no
transactions involving our stock option plan. As a result of the reverse stock splits enacted in
April 2019
and in
January 2020,
we have made adjustments and retroactive restatements to all of our outstanding stock options such that the balances as of
March 31, 2020
are negligible. Therefore, there was
no
stock-based compensation expense related to our stock option plan recognized in the consolidated statement of operations for the three
months ended
March 31, 2020.

Stock Purchase Warrants

The following table summarizes our stock purchase warrants outstanding as of
March 31, 2020:

	Expiration Date	Exercise Price	Number of Warrants
Series G	September 2021	$25,440	48
Series H	December 2021	1.15	217,392
Series I	Aug-Dec 2024	15,000	48

All of the outstanding warrants contain anti-dilution and price adjustment provisions, which may,
under certain circumstances reduce the exercise price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the then exercise price of the warrants. Such provisions as to the Series G and Series H Warrants apply to the exercise price only, with no
effect on the number of shares subject to the warrants. Such provisions as to the Series I Warrants apply to both the exercise price and the number of shares subject to the warrants, so that the number of warrants will be increased such that the aggregate exercise price, after taking into account the decrease in the exercise price, will be equal to the aggregate exercise price prior to the adjustment. The Series H Warrants have an additional price adjustment provision requiring a similar adjustment to the exercise price and number of warrants following a reverse stock split of our common stock; such adjustments occurred in connection with our
April 30, 2019
reverse stock split and our
January 21, 2020
reverse stock split, which is reflected in the table above.

Stock-Based Compensation Expense

Stock-based compensation expense related to our stock option plans was $-
0
- and
$26,652
during the
three
-month periods ended
March 31, 2020
and
2019,
respectively. Stock-based compensation expense related to stock options is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the related employee classification. As of
March
31,
2020,
there was
no
unrecognized compensation expense related to stock options.

Additionally, during the
three
-month periods ended
March 31, 2020
and
2019
we recorded stock-based compensation expense of
$6,000
and
$126,572,
respectively, associated with common stock issued for consulting and financial advisory services.

7
.
Stockholders’ Equity

Preferred Stock

Summary
-- We are authorized to issue up to
10,000,000
shares of our Preferred Stock,
$.01
par value, which
may
be issued in
one
or more series. The table below presents our issued and outstanding series of preferred stock as of
December 31, 2019
and
2018.
Each series of our outstanding preferred stock has a stated value of
$1,000
per share. Further details concerning each series of preferred stock, and the changes in each series during the years ended
December 31, 2019
and
2018
are discussed in the sections that follow the table.

	December 31, 2019		December 31, 2018
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series C Convertible Preferred Stock	-	-	2,150	705,238
Series E Convertible Preferred Stock	-	-	1,200	1,190,000
Series H Convertible Preferred Stock	1,686	1,156,338	-	-
Series I Convertible Preferred Stock	700	700,000	-	-
Total	2,486	$1,932,433	3,450	$1,971,333

Series B Convertible Preferred Stock
–
Our Series B Convertible Preferred Stock,
$1,000
stated value (“Series B Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series B Preferred Stock has no
voting rights and is
not
entitled to a dividend. As of
December 31, 2019,
there were
100
shares of Series B Preferred Stock outstanding, convertible at any time at the option of the holder into shares of common stock at a fixed conversion price of
$350,000
per common share. There were
no
transactions involving our Series B Preferred Stock during the years ended
December 31, 2019
and
2018.

Series C Convertible Preferred Stock
–
Our Series C Convertible Preferred Stock,
$1,000
stated value (“Series C Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series C Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2018,
420
shares of Series C Preferred Stock were converted into
28
shares of common stock. During
January
and
February 2019,
587
shares of our Series C Convertible Preferred Stock (“Series C Preferred Stock”) were converted into
39
shares of our common stock. As discussed below, during
February 2019,
all remaining outstanding shares of Series C Preferred Stock (
1,563
shares) were exchanged for Series F Preferred Stock.

Series D Convertible Preferred Stock
–
In
May 2017,
we issued
1,000
shares of our Series D Convertible Preferred Stock,
$1,000
stated value (“Series D Preferred Stock”), for net proceeds, after deduction of certain expenses, of
$980,000.
Our Series D Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series D Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2018,
all outstanding shares of Series D Preferred Stock were converted into
67
shares of common stock.

Series
E
Convertible Preferred Stock
–
In
March 2018,
we issued
600
shares of our Series E Convertible Preferred Stock,
$1,000
stated value, (“Series E Preferred Stock”) for net proceeds, after deduction of certain expenses, of
$590,000.
In
September 2018,
we issued an additional
600
shares of Series E Preferred Stock for net proceeds of
$600,000.
Our Series E Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series E Preferred Stock has no
voting rights and is
not
entitled to a dividend. As discussed below, during
February 2019,
all outstanding shares of Series E Preferred Stock (
1,200
shares) were exchanged for Series F Preferred Stock.

Series F Preferred Stock
–
In
February 2019,
we entered into Exchange Agreements with holders of our Series C and Series E Preferred Stock, pursuant to which the holders exchanged all shares of Series C and Series E Preferred Stock held by them for an aggregate of
2,763
shares of Series F Convertible Preferred Stock (“Series F Preferred Stock”). Our Series F Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series F Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2019,
507
shares of Series F Preferred Stock were converted into
191
shares of our common stock. As discussed below, during
July 2019,
all remaining outstanding shares of Series F Preferred Stock (
2,256
shares) were exchanged for Series H Preferred Stock.

Series G Preferred Stock
–
In
February 2019,
we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of up to
1,000
shares of our Series G Convertible Preferred Stock (“Series G Preferred Stock”) and related warrants for gross proceeds of up to
$1.0
million, which was funded at
three
different closings. Our Series G Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series G Preferred Stock has no
voting rights and is
not
entitled to a dividend. At the
first
closing, which occurred in
February 2019,
we issued
500
shares of Series G Preferred Stock in exchange for the payment by the Purchasers of
$250,000
in the aggregate, plus the cancellation of Term Notes held by the Purchasers (see Note
5
) in the amount of
$250,000.
At the
second
and
third
closings, which occurred in
April
and
June 2019,
we issued an aggregate of
500
additional shares of Series G Preferred Stock in exchange for the payment by the Purchasers of a total of
$500,000.
As discussed below, during
July 2019,
all outstanding shares of Series G Preferred Stock (
1,000
shares) were exchanged for Series H Preferred Stock.

Series H Preferred Stock
–
In
July 2019,
we entered into Exchange Agreements with holders of our Series F and Series G Preferred Stock, pursuant to which the holders exchanged all shares of Series F and Series G Preferred Stock held by them for an aggregate of
3,257
shares of Series H Convertible Preferred Stock (“Series H Preferred Stock”). Our Series H Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series H Preferred Stock has no
voting rights and is
not
entitled to a dividend. The Series H Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, at a conversion price equal to the lesser of (i)
$15,000
per common share and (ii)
80%
of the lowest volume weighted average price of the common stock during the ten
trading days immediately preceding the delivery of a notice of conversion. The Series H Preferred Stock contains price adjustment provisions, which may,
under certain circumstances reduce the conversion price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the then conversion price of the Series H Preferred Stock. During
2019,
1,570
 shares of Series H Preferred Stock were converted into
296,160
shares of our common stock.

Series I Preferred Stock
–
In
July 2019,
we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of
700
shares of our Series I Convertible Preferred Stock (“Series I Preferred Stock”) for gross proceeds of
$700,000.
Our Series I Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series I Preferred Stock has no
voting rights and is
not
entitled to a dividend. The Series I Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, at a conversion price equal to the lesser of (i)
$15,000
per common share and (ii)
80%
of the lowest volume weighted average price of the common stock during the ten
trading days immediately preceding the delivery of a notice of conversion. The Series I Preferred Stock contains price adjustment provisions, which may,
under certain circumstances reduce the conversion price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the then conversion price of the Series I Preferred Stock. During
2019,
there were
no
conversions of our Series I Preferred Stock.

Common Stock

Reverse Stock Split
–
Following approval by our shareholders at a meeting held on
April 15, 2019,
on
April 30, 2019,
we effected a
one
-for-
five hundred
reverse split of our common stock by the filing of an amendment to our certificate of incorporation with the State of Delaware.

During
2019
and
2018
we issued an aggregate of
296,390
and
95
shares of our common stock, respectively, pursuant to the conversion of several series of our Convertible Preferred Stock as discussed above.

During
2019,
we issued an aggregate of
3,224
shares of our common stock pursuant to a consulting agreement; for which we recognized
$24,000
of expense. During
2018,
we issued an aggregate of
17
shares of our common stock pursuant to certain consulting and investment banking agreements. We assigned an aggregate value to these shares of
$513,500,
$314,419
of which was expensed during
2018.
The remaining
$199,080
 was recorded as a prepaid expense as of
December 31, 2018
and recognized as expense during
2019
over the terms of the related agreements.

Stock Option
s

We have a stock-based incentive plan pursuant to which our Board of Directors may
grant stock options to our employees. The exercise price for any option granted may
not
be less than fair value (
110%
of fair value for ISO’s granted to certain employees). Options have a maximum ten
-year term and generally vest over
three
years.

There were
no
grants of stock options during the year ended
December 31, 2019.
As a result of the reverse stock splits enacted in
April 2019
and in
January 2020,
we have made adjustments and retroactive restatements to all of our outstanding stock options such that the balances as of
December 31, 2019
and
2018
are negligible.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2019	2018
Weighted average risk-free interest rates	N/A	2.79%
Expected dividend yield	N/A	0.0%
Expected life of option (yrs)	N/A	7.0
Expected volatility	N/A	71.34%

Total employee and director stock-based compensation expense recognized in the consolidated statement of operations for the years ended
December 31, 2019
and
2018
was
$104,420
and
$155,304,
respectively, of which
$43,801
and
$41,998
was included in research and development expenses and
$60,619
and
$113,306
was included in general and administrative expenses, respectively. As of
December 31, 2019,
there is
$99,975
of unrecognized compensation expense related to employee and director stock-based compensation arrangements.

Stock Purchase
Warrants

The following table summarizes our warrants outstanding as of
December 31, 2019:

	Expiration Date	Exercise Price	Number of Warrants
Series G	September 2021	$25,440	48
Series H	December 2021	1.15	217,392
Series I	Aug-Dec 2024	15,000	48

During
2019,
in connection with the sale of our Series G Preferred Stock, we issued Series I Warrants to purchase an aggregate of
48
shares of our common stock with an exercise price of
$15,000
per share.

All of the outstanding warrants contain anti-dilution and price adjustment provisions, which may,
under certain circumstances reduce the exercise price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the then exercise price of the warrants. Such provisions as to the Series G and Series H Warrants apply to the exercise price only, with no
effect on the number of shares subject to the warrants. Such provisions as to the Series I Warrants apply to both the exercise price and the number of shares subject to the warrants, so that the number of warrants will be increased such that the aggregate exercise price, after taking into account the decrease in the exercise price, will be equal to the aggregate exercise price prior to the adjustment. The Series H Warrants have an additional price adjustment provision requiring a similar adjustment to the exercise price and number of warrants following a reverse stock split of our common stock; such adjustments occurred in connection with our
April 30, 2019
reverse stock split and our
January 21, 2020
reverse stock split (see Note
11
), which is retroactively reflected in the table above.